Note 26 - Segment Information - Reconciliation of Operating Profit (Loss) from Segments to Consolidated (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment operating income (loss)	€ 392	€ 488	€ (1,736)
Financial income (expense), net	3,949	(2,094)	1,771
Foreign Currency exchange (losses) gains, net	103	699	(431)
Other income (expense), net
Income tax (expense) credit	(602)	(759)	(116)
Net income (loss)	€ 3,842	€ (1,667)	€ (512)